Summary of Significant Accounting Policies (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
French government R&D credit	$ 0	$ 400,379
Other receivables	119,230	34,899
Other receivables - current	119,230	435,278
Deposits	136,693	23,249
Other noncurrent assets	$ 136,693	$ 23,249